FIDELITY(REGISTERED TRADEMARK)

(registered trademark)

FOUR-IN-ONE INDEX
FUND

ANNUAL REPORT

FEBRUARY 29, 2000

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of the fund's
                           investments.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   11  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  15  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  18  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          19

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(Photograph of Edward C. Johnson 3d)

DEAR SHAREHOLDER:

In February, the Dow Jones Industrial Average closed below 10,000 for the first time in 10 months - 16% below its high set in January. A deeper drop was avoided by a rally late in the period. Meanwhile, the technology-focused NASDAQ Index continued its record-setting ascent, while the bellwether 30-year Treasury benefited slightly as a haven from volatile blue chips and the U.S. Treasury's decision to reduce long bond supply.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED FEBRUARY 29, 2000       LIFE OF FUND

FIDELITY FOUR-IN-ONE INDEX           9.24%

Fidelity Four-in-One Composite       9.71%

 S&P 500(registered trademark)       1.94%

 LB Aggregate Bond                   2.06%

 MSCI EAFE(registered                16.98%
trademark)

 Wilshire 4500 Completion            41.35%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on June 29, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Fidelity Four-in-One Composite Index, a hypothetical combination of unmanaged indices combining the total returns of the Standard & Poor's 500 SM (S&P 500) Index, Wilshire 4500 Completion Index, Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), and Lehman Brothers Aggregate Bond Index using a weighting of 55%, 15%, 15%, and 15%, respectively. These benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             Four-in-One Index Fund      S&P 500                     Four-in-One Composite
             00355                       SP001                       F0251
  1999/06/29      10000.00                    10000.00                    10000.00
  1999/06/30      10120.00                    10157.65                    10114.51
  1999/07/31       9928.00                     9840.53                     9933.86
  1999/08/31       9880.00                     9791.82                     9874.64
  1999/09/30       9744.00                     9523.43                     9746.58
  1999/10/31      10216.00                    10126.07                    10220.90
  1999/11/30      10500.00                    10331.93                    10517.94
  1999/12/31      11174.34                    10940.48                    11210.30
  2000/01/31      10726.40                    10390.83                    10768.31
  2000/02/29      10924.14                    10194.13                    10970.66
IMATRL PRASUN   SHR__CHT 20000229 20000314 160036 R00000000000012

 $10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Four-in-One Index Fund on June 29, 1999, when the fund started. As the chart shows, by February 29, 2000, the value of the investment would have grown to $10,924 - a 9.24% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Fidelity Four-in-One Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $10,194, a 1.94% increase. You can also look at how the Fidelity Four-in-One Composite Index did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index and the Wilshire 4500 Completion Index according to the fund's target asset allocation, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 investment would have grown to $10,971 - a 9.71% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Jennifer Farrelly)

An interview with Jennifer Farrelly, Portfolio Manager of Fidelity Four-in-One Index Fund

Q. HOW DID THE FUND PERFORM, JENNIFER?

A. From its inception on June 29, 1999, through February 29, 2000, the fund returned 9.24%. The fund compares its performance to a composite benchmark, which comprises various indexes and reflects the fund's target allocation mix. During this same time frame, the Fidelity Four-in-One Composite Index returned 9.71%. Going forward, we will look at the fund's six- and 12-month performance.

Q. HOW WOULD YOU DESCRIBE THE INVESTMENT CLIMATE FOR U.S. STOCKS
DURING THE PAST EIGHT MONTHS?

A. It was feast or famine. Investors swarmed to the areas of the market expected to lead the economy's growth - namely technology, communications equipment and services, and biotechnology - snapping up shares at a frenetic pace. Investors were particularly attracted to the superior long-term earnings growth potential surrounding the companies engaged in building Internet infrastructure and pioneering genetic research. With all of the action clustered in a precious few sectors, nothing could prevent the rest of the market from slipping progressively lower. Small-cap stocks generally garnered a lion's share of the interest during this time, leaving many of the well-known, larger-cap names outside of these sectors flat or down for the period. The performance disparity created between these old economy stocks, such as Coca-Cola, and the newer tech names donning the new economy label, such as Network Appliance, widened over the course of the period. The four interest-rate hikes levied by the Federal Reserve Board in an effort to stave off inflation and cool the overall economy didn't have much of an effect. In fact, tech shares proved seemingly resilient to the hikes, while big-cap stocks retreated further from growing deflationary pressures.

Q. HOW DID THE DOMESTIC EQUITY MARKET FARE?

A. The Standard & Poor's 500 Index - a broad measure of U.S. large-cap stock performance - was virtually flat for the period, up only 1.94%, as a handful of winners couldn't escape the pall cast by the rest of the index. The gains offered by tech leaders Cisco, Intel and Sun Microsystems were offset by financial stocks such as Bank of America and Banc One, which suffered from rising rates, and pharmaceutical giants Merck, Pfizer and Eli Lilly, which recoiled in response to election-year concerns about government regulation. Conversely, the Wilshire 4500 Completion Index - a much broader reflection of the overall market - soared 41.35% on the back of red-hot tech firms such as JDS Uniphase and Juniper Networks and biotech leaders such as Immunex and Celera Genomics.

Q. WHAT ABOUT THE U.S. BOND MARKET?

A. Higher interest rates provided a stiff headwind for investment-grade bonds during the period, with the Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returning a modest 2.06%. Persistent fears about inflation and further Fed tightening held Treasuries at bay for much of the period. In January, however, an anticipated increase in short-term rates, coupled with the Treasury's announcement of its intent to repurchase high-yielding, longer-term debt and reduce future issuance, sent the price of the long bond higher and its yield lower. This caused an inversion in the two- to 30-year segment of the yield curve, resulting in wider spreads between long-term Treasuries and comparable duration spread sector issues - namely corporate bonds, agency and mortgage securities - sweetening the return on Treasuries. Positive technical factors emerging in the fall helped the spread sectors to a positive overall return for the period.

Q. WHAT WAS THE SITUATION LIKE IN OVERSEAS MARKETS DURING THE PERIOD?

A. Similar to the U.S., market performance overseas was highly polarized, with technology and telecommunications stocks rising and most other sectors declining. The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index returned 16.98% during the period. New economy - or what is known as "New Japan" - stocks led the way in that nation, with Sony and Softbank - an Internet venture-capital firm - contributing the most to performance. Japan continued to forge ahead with its economic recovery, as corporate restructuring remained a key theme in the stock market. The theme was similar in Europe and the United Kingdom, each big beneficiaries of markedly improved economies, the continued emergence of the Internet and the worldwide wireless communications boom. Finland and Sweden were the big winners behind the strength of wireless leaders Nokia and Ericsson, respectively. On the downside, financial stocks in the U.K. and Europe sagged, as did select consumer product and health care issues. Lloyds, Unilever and Novartis were notable detractors.

Q. WHAT'S YOUR OUTLOOK?

A. Inflation-fighting productivity gains continue to spur the growth of the domestic economy. The Fed remains concerned, however, that inflation restraints may be waning in the face of accelerating domestic demand and widespread global economic recoveries. The real question for investors surrounds the sustainability of the tech rally and if and when the broader market will ever regain a semblance of normalcy. The answer is anyone's guess, but I feel that as long as interest rates hold steady or decline and corporate earnings growth remains strong, the market should respond well in the next six to 12 months.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

JENNIFER FARRELLY RECAPS THE
FUND'S INVESTMENT STRATEGY:

"The Four-in-One Index Fund
spreads its assets among a
combination of four Fidelity stock
and bond index funds. It has built-in
diversification that stretches
across domestic and international
investments and across equity and
fixed-income markets. The fund's
investments include an
approximate 55% weighting in
Spartan (registered trademark) 500 Index (formerly
Spartan Market Index), which
tracks the total return of the
Standard & Poor's 500 Index; 15%
in Spartan Extended Market
Index, which seeks to provide
total returns comparable to the
medium- and small-cap oriented
Wilshire 4500 Completion Index;
15% in Spartan International
Index, which aims for results that
correspond to the total return of
foreign stock markets reflected by
the Morgan Stanley Capital
International (MSCI) EAFE
Index; and 15% in Fidelity U.S.
Bond Index, which attempts to
mirror the returns of bonds that
make up the Lehman Brothers
Aggregate Bond Index. The fund
is managed so as to remain close
to its target allocation.
Occasionally, I will re-balance the
portfolio to its target asset mix
due to shifts resulting from
market activity."

FUND FACTS

GOAL: seeks high total return
by investing in a combination
of four Fidelity stock and
bond index funds

FUND NUMBER: 355

TRADING SYMBOL: FFNOX

START DATE: June 29, 1999

SIZE: as of February 29,
2000, more than $314
million

MANAGER: Jennifer Farrelly,
since inception; manager,
various structured portfolios
for Fidelity Management
Trust Company; manager,
various Fidelity and Spartan
domestic equity index funds,
1994-1997; joined Fidelity
in 1988
(checkmark)

INVESTMENT CHANGES

FUND HOLDINGS AS OF FEBRUARY
29, 2000

                               % OF FUND'S INVESTMENTS  % OF FUND'S  INVESTMENTS  6  TARGETED INVESTMENT ALLOCATION
                                                        MONTHS AGO

Spartan 500 Index Fund          52.9%                    54.9%                        55.0%

Spartan Extended Market Index   16.8                     14.8                         15.0
Fund

Spartan International Index     15.2                     15.2                         15.0
Fund

Fidelity U.S. Bond Index Fund   15.0                     15.1                         15.0

Cash Equivalents                0.1                      0.0                          0.0

                                100.0%                   100.0%                       100.0%



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF FEBRUARY 29, 2000                                        AS OF AUGUST 31, 1999

                         Domestic  Equity Funds 69.7%                                 Domestic  Equity Funds 69.7%

                         International  Equity Fund                                   International  Equity Fund
                         15.2%                                                        15.2%

                         Bond Fund 15.0%                                              Bond Fund 15.1%

                         Cash Equivalents 0.1%



Row: 1, Col: 1, Value: 69.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 15.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 15.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.1
Row: 1, Col: 1, Value: 69.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 15.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 15.1
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0


INVESTMENTS FEBRUARY 29, 2000

Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 84.9%

                               SHARES                          VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 69.7%

Spartan Extended Market Index   1,375,986                      $ 52,961,698
Fund

Spartan 500 Index Fund          1,774,503                       166,785,530

                                                                219,747,228

INTERNATIONAL EQUITY FUNDS -
15.2%

Spartan International Index     1,319,217                       47,834,797
Fund

TOTAL EQUITY FUNDS                               267,582,025
(Cost $256,758,163)

FIXED-INCOME FUNDS - 15.0%



INVESTMENT GRADE FIXED-INCOME
FUNDS - 15.0%

Fidelity U.S. Bond Index Fund   4,639,026                       47,178,896
(Cost $47,650,462)

CASH EQUIVALENTS - 0.1%

                               MATURITY AMOUNT

Investments in repurchase      $ 393,063                        393,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.75%,
dated 2/29/00 due 3/1/00
(Cost $393,000)

TOTAL INVESTMENT IN                             $ 315,153,921
SECURITIES - 100%
(Cost $304,801,625)

INCOME TAX INFORMATION

At February 29, 2000, the aggregate cost of investment securities for income tax purposes was $304,883,632. Net unrealized appreciation aggregated $10,270,289, of which $15,302,493 related to appreciated investment securities and $5,032,204 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                       FEBRUARY 29, 2000

ASSETS

Investment in securities, at                 $ 315,153,921
value (including repurchase
agreements of $393,000)
(cost $304,801,625) -  See
accompanying schedule

Cash                                          416

Receivable for Four-in-One                    1,989,126
Index Fund shares sold

Dividends receivable                          251,493

 TOTAL ASSETS                                 317,394,956

LIABILITIES

Payable for underlying fund     $ 1,567,832
shares purchased

Payable for Four-in-One Index    844,291
Fund shares redeemed

Accrued management fee           20,113

 TOTAL LIABILITIES                            2,432,236

NET ASSETS                                   $ 314,962,720

Net Assets consist of:

Paid in capital                              $ 303,772,747

Undistributed net investment                  414,025
income

Accumulated undistributed net                 423,652
realized gain (loss)  on
investments

Net unrealized appreciation                   10,352,296
(depreciation) on investments

NET ASSETS, for 11,635,273                   $ 314,962,720
shares outstanding

NET ASSET VALUE, offering                     $27.07
price and redemption price
per share ($314,962,720
(divided by) 11,635,273
shares)

STATEMENT OF OPERATIONS

                           JUNE 29, 1999 (COMMENCEMENT
                            OF OPERATIONS) TO FEBRUARY
                                              29, 2000

INVESTMENT INCOME                        $ 2,124,722
Income distributions from
underlying funds

Interest                                  3,486

 TOTAL INCOME                             2,128,208

EXPENSES

Management fee                $ 93,084

Non-interested trustees'       208
compensation

 Total expenses before         93,292
reductions

 Expense reductions            (17,125)   76,167

NET INVESTMENT INCOME                     2,052,041

REALIZED AND UNREALIZED GAIN
(LOSS)

Realized gain (loss) on sale   (54,293)
of underlying fund shares

Capital gain distributions     686,816    632,523
from underlying funds

Change in net unrealized                  10,352,296
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                           10,984,819

NET INCREASE (DECREASE) IN               $ 13,036,860
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 JUNE 29, 1999 (COMMENCEMENT
                                 OF OPERATIONS) TO FEBRUARY
                                 29, 2000

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 2,052,041
income

 Net realized gain (loss)         632,523

 Change in net unrealized         10,352,296
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       13,036,860
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,846,887)
from net investment income

Share transactions Net            339,727,353
proceeds from sales of
Four-in-One Index Fund shares

 Reinvestment of distributions    1,763,136

 Cost of Four-in-One Index        (37,717,742)
Fund shares redeemed

 NET INCREASE (DECREASE) IN       303,772,747
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       314,962,720
IN NET ASSETS

NET ASSETS

 Beginning of period              -

 End of period (including        $ 314,962,720
undistributed net investment
income of $414,025)

OTHER INFORMATION
Shares

 Sold                             12,989,339

 Issued in reinvestment of        65,229
distributions

 Redeemed                         (1,419,295)

 Net increase (decrease)          11,635,273

FINANCIAL HIGHLIGHTS

YEAR ENDED FEBRUARY 29,          2000 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.00
period

Income from Investment
Operations

Net investment income D           .37

Net realized and unrealized       1.94
gain (loss)

Total from investment             2.31
operations

Less Distributions

From net investment income        (.24)

Net asset value, end of period   $ 27.07

TOTAL RETURN B, C                 9.24%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the
activity  of the underlying
funds)

Net assets, end of period        $ 314,963
(000 omitted)

Ratio of expenses to average      .08% A,  E
net assets

Ratio of net investment           2.20% A
income to average net assets

Portfolio turnover rate           4% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

C THE TOTAL RETURN WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIOD SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E STRATEGIC ADVISERS AGREED
TO REIMBURSE A PORTION OF
THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS
REIMBURSEMENT,  THE FUND'S
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.

F FOR THE PERIOD JUNE 29,
1999 (COMMENCEMENT OF
OPERATIONS) TO FEBRUARY 29,
2000.

NOTES TO FINANCIAL STATEMENTS

For the period ended February 29, 2000

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Four-in-One Index Fund (the fund) is a fund of Fidelity Oxford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The fund primarily invests in a combination of Fidelity index funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The stock funds are sub-advised by Bankers Trust.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. On July 26, 1999, Bankers Trust was formally sentenced in United States District Court to pay the $60 million fine. Separately, Bankers Trust has agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty plea and formal sentence did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea and subsequent sentence, absent an order from the Securities and Exchange Commission (SEC), Bankers Trust would not be able to continue to provide investment advisory services to the funds. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Interest income is accrued as earned.

EXPENSES. Expenses included in the accompanying financial statements reflect the expenses of the fund and do not include any expenses associated with the Underlying Funds.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 0.50% of the proceeds of the redeemed shares. The fee, which is paid to the fund, is then paid to the Underlying Funds with short-term trading fees. For the period, the fund received $76,476, of which $39,127, $16,007 and $21,342 was paid to Spartan 500 Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund, respectively.

SECURITY TRANSACTIONS. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and redemptions of the Underlying Funds' shares aggregated $308,515,961 and $4,053,043, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. The fund pays a management fee to Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of the fund's average net assets. The management fee paid to Strategic Advisers by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

OTHER TRANSACTIONS. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the fund. Pursuant to this agreement, FMR pays all expenses of the fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic

Advisers, minus an amount equal to an annual rate of .02% of the fund's average net assets.

5. EXPENSE REDUCTIONS.

Strategic Advisers voluntarily agreed to reimburse the fund's total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .08% of the fund's average net assets. For the period, the reimbursement reduced expenses by $17,051.

In addition, Strategic Advisers has entered into an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $74 under this arrangement.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Oxford Street Trust and the Shareholders of Fidelity Four-in-One Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Four-in-One Index Fund (a fund of Fidelity Oxford Street Trust) at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Four-in-One Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   April 7, 2000

DISTRIBUTIONS

The Board of Trustees of Fidelity Four-in-One Index Fund voted to pay on April 10, 2000, to shareholders of record at the opening of business on April 7, 2000, a distribution of $.04 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.04 per share from net investment income.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 34% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

A total of 7.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)

FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST) SM
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS
BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19200 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
1861 International Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Strategic Advisers, Inc.
Boston, MA

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Jennifer G. Farrelly, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Robert A. Dwight, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Maria F. Dwyer, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Bank of New York
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST SM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)

Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com